Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

(in millions of Canadian dollars)	NOTE	LAND	BUILDINGS	MACHINERY AND EQUIPMENT	AUTOMOTIVE EQUIPMENT	OTHERS	TOTAL
As at January 1, 2016
Cost		113	717	2,675	104	289	3,898
Accumulated depreciation and impairment		2	351	1,722	67	131	2,273
Net book amount		111	366	953	37	158	1,625
Year ended December 31, 2016
Opening net book amount		111	366	953	37	158	1,625
Additions		—	5	45	25	131	206
Disposals		(1)	—	(1)	—	(3)	(5)
Depreciation		—	(28)	(116)	(13)	(13)	(170)
Business combination, net of assets transferred	5	1	7	—	—	—	8
Reversal of impairment (charges)	24	—	2	(3)	—	(2)	(3)
Others		1	39	55	6	(98)	3
Exchange differences		(2)	(4)	(22)	—	(1)	(29)
Closing net book amount		110	387	911	55	172	1,635
As at December 31, 2016
Cost		110	740	2,553	126	299	3,828
Accumulated depreciation and impairment		—	353	1,642	71	127	2,193
Net book amount		110	387	911	55	172	1,635
Year ended December 31, 2017
Opening net book amount		110	387	911	55	172	1,635
Additions		11	6	24	18	148	207
Disposals		(3)	(2)	(1)	(1)	(1)	(8)
Depreciation		—	(31)	(132)	(15)	(11)	(189)
Business combinations	5	7	90	397	1	27	522
Assets held for sale	29	(1)	(8)	—	—	(4)	(13)
Impairment charges	24	—	—	—	—	(2)	(2)
Others		(1)	48	84	1	(133)	(1)
Exchange differences		1	(11)	(29)	(1)	(7)	(47)
Closing net book amount		124	479	1,254	58	189	2,104
As at December 31, 2017
Cost		124	824	2,966	140	311	4,365
Accumulated depreciation and impairment		—	345	1,712	82	122	2,261
Net book amount		124	479	1,254	58	189	2,104

Other property, plant and equipment include buildings and machinery and equipment in the process of construction or installation with a book value of $81 million (December 31, 2016 - $90 million) and deposits on purchases of machinery and equipment amounting to $18 million (December 31, 2016 - $7 million). The carrying value of finance-lease assets is $31 million (December 31, 2016 - $24 million).

In 2017, $2 million (2016 - $2 million) of interest incurred on qualifying assets was capitalized. The weighted average capitalization rate on funds borrowed in 2017 was 5.56% (2016 - 5.56%).